Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under Operating Leases
Annual minimum future rental commitments under these leases, at exchange rates in effect on June 30, 2016, are approximately as follows:

2017	$346
2018	633
2019	561
2020	436
2021	354
2022	59
$2,389